Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000232082 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.77%
C000232082 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.65%
C000232082 | Vanguard Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232082 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000232082 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000232082 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232082 | U.S. Treasury Note 05/31/2025
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000232082 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000232082 | U.S. Treasury Bill 04/17/2025
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000232082 | Ginnie Mae II Pool BD2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000232082 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	36.79%
C000232082 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	23.15%
C000232082 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000232082 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000232082 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232082 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000232082 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232082 | Equities
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000232082 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000232083 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.77%
C000232083 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.65%
C000232083 | Vanguard Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232083 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000232083 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000232083 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232083 | U.S. Treasury Note 05/31/2025
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000232083 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000232083 | U.S. Treasury Bill 04/17/2025
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000232083 | Ginnie Mae II Pool BD2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000232083 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	36.79%
C000232083 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	23.15%
C000232083 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000232083 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000232083 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000232083 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000232083 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232083 | Equities
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000232083 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%